Cash and Cash Equivalents (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash at banks and on hand	$ 32,536	$ 74,776
Short-term deposits	44	94
Total	$ 32,580	$ 74,870	$ 45,605	$ 76,472